Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
10.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

December 31, 2017	Gross Cost	Accumulated Depreciation	Net Cost
Land	81	—	81
Buildings	891	(479)	412
Facilities & leasehold improvements	3,074	(2,782)	292
Machinery and equipment	14,529	(12,569)	1,960
Computer and R&D equipment	397	(351)	46
Other tangible assets	118	(99)	19
Construction in progress	284	—	284

Total	19,374	(16,280)	3,094

December 31, 2016	Gross Cost	Accumulated Depreciation	Net Cost
Land	73	—	73
Buildings	788	(412)	376
Facilities & leasehold improvements	2,713	(2,474)	239
Machinery and equipment	12,808	(11,415)	1,393
Computer and R&D equipment	362	(324)	38
Other tangible assets	105	(96)	9
Construction in progress	159	—	159

Total	17,008	(14,721)	2,287

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating.

Facilities & leasehold improvements, machinery and equipment and other tangible assets include assets acquired under capital lease. The net cost of assets under capital lease was less than $1 million as of both December 31, 2017 and December 31, 2016.

As described in Note 7, the acquisition of ams’s NFC and RFID Reader business resulted in the recognition of building and machinery for $2 million in the year ended December 31, 2016.

The depreciation charge, which includes amortization for capital lease, was $592 million, $635 million and $676 million in 2017, 2016 and 2015, respectively.

Tax incentives and capital investment funding has totaled $139 million for the year ended December 31, 2017, $15 million for the year ended December 31, 2016 and $7 million for the year ended December 31, 2015. Tax incentives and public funding reduced depreciation charges by $21 million, $6 million and $4 million in 2017, 2016 and 2015, respectively.

For the years ended December 31, 2017, 2016 and 2015 the Company sold property, plant and equipment for cash proceeds of $3 million, $4 million and $62 million, respectively.

For the year ended December 31, 2016, the Company impaired $3 million of long-lived assets reclassified as Assets Held for Sale. There was no impairment recognized for the years ended December 31, 2017 and 2015.